Related party transactions (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule of Income or Expenses with Related Parties
(b)	The Company incurred the following income or expenses with related parties:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Fees incurred:
Arrangement fees	$—	$1,600	$1,872	$7,598
Transaction fees	551	1,278	1,605	4,890
Income earned:
Interest income	546	978	2,131	6,614
Management fees	1,154	1,073	3,293	3,221
Supervision fees	650	2,600	650	7,800